TREASURY STOCK	12 Months Ended
Dec. 31, 2016
TREASURY STOCK [Abstract]
TREASURY STOCK
19. TREASURY STOCK

On November 25, 2012, the board of directors authorized the Company to repurchase up to an aggregate of US$20,000 of the Company’s shares. Effective as of June 30, 2013, the board of directors authorized expanding the share repurchase plan from US$20,000 to US$35,000 and extending the plan for another six months until May 26, 2014. Under the modified share repurchase plan, the Company may repurchase up to US$35,000 worth of its outstanding ADSs over the period from November 26, 2012 through May 26, 2014. As of May 26, 2014, the Company repurchased 6,738,245 common shares on the open market with an aggregate price of approximately US$12,440.

On December 23, 2014, the board of directors authorized the Company to repurchase up to an aggregate of US$80,000 of the Company’s shares over the next 12 months. As of December 31, 2014, the Company repurchased 12,885,235 common shares under this authorization on the open market with an aggregate price of approximately US$11,312. The repurchase plan under this authorization was terminated on December 23, 2015.

During 2014, the Company repurchased 14,977,235 common shares on the open market with an aggregate price of approximately US$15,726. 2,468,830 common shares were re-issued from treasury stock.

During 2015, the Company repurchased 1,319,995 common shares on the open market with an aggregate price of approximately US$1,303. In addition, 4,578,560 common shares were re-issued from treasury stock for share based compensation.

During 2016, no repurchase of common stock on the open market. In addition, 3,224,205 common shares were re-issued from treasury stock for shared based compensation.